PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,244.7	$ 1,257.7	$ 1,330.5
Amortization expense	90.2	101.4	120.2
Asset impairment charges	$ 21.8	$ 31.0	$ 78.8